Accumulated Other Comprehensive Loss Reclassification Adjustment (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest expense		$ (32.5)	$ (31.4)	$ (29.2)
Derivatives, reclassification adjustment for amounts recognized in net income, tax		(0.2)	(0.1)	(0.1)
Net prior service benefit amortization, tax		0.1	0.1	0.3
Net actuarial loss amortization recognized during the year, tax		(2.7)	(1.2)	(5.8)
Net actuarial losses recognized due to curtailment, tax		0.0	0.0	(21.1)
Investment income		26.0	34.5	27.6
Available for sale securities, reclassification adjustment for amounts recognized in net income, tax		0.0	0.0	$ 0.0
Total reclassifications for the period		(3.7)	0.7
Reclassification out of Accumulated Other Comprehensive Income [Member]
Amortization of prior service cost	[1]	(0.1)	(0.3)
Recognized net actuarial loss	[1]	(4.2)	(2.0)
Total reclassifications for the period		3.7	(0.7)
Interest Rate Hedges
Total reclassifications for the period		0.4	0.2
Interest Rate Hedges | Reclassification out of Accumulated Other Comprehensive Income [Member]
Interest expense		(0.4)	(0.2)
Derivatives, reclassification adjustment for amounts recognized in net income, tax		0.2	0.1
Pension and Other Post-Retirement Benefits
Total reclassifications for the period		(4.1)	(1.7)
Pension and Other Post-Retirement Benefits | Reclassification out of Accumulated Other Comprehensive Income [Member]
Net prior service benefit amortization, tax		0.1	0.1
Prior service cost occurring during the year, tax		0.0	0.0
Net actuarial loss amortization recognized during the year, tax		(2.7)	(1.2)
Net actuarial losses recognized due to curtailment, tax		0.0	0.0
Amounts reclassified from AOCI		4.1	1.7
Unrealized Gain on Securities, Net
Total reclassifications for the period		0.0	2.2
Unrealized Gain on Securities, Net | Reclassification out of Accumulated Other Comprehensive Income [Member]
Investment income		0.0	(2.2)
Available for sale securities, reclassification adjustment for amounts recognized in net income, tax		$ 0.0	$ 0.0

[1]	Pension and other post-retirement benefits AOCI components are included in the computation of net periodic benefit cost (refer to note 13 to the consolidated financial statements).